Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 14,315	$ 11,541	$ 12,701
Corporate owned life insurance	12,114	11,822
Other assets	3,834	2,436
Total assets	459,332	438,018
Liabilities and Stockholders’ Equity
Subordinated debentures	4,124	4,124
Stockholders’ equity	43,895	42,641	41,496
Total liabilities and stockholders’ equity	459,332	438,018
Parent Company
Assets
Cash and cash equivalents	2,771	4,644	$ 3,455
Investment in the Bank	42,286	39,141
Corporate owned life insurance	0	7
Other assets	3,042	2,973
Total assets	48,099	46,765
Liabilities and Stockholders’ Equity
Subordinated debentures	4,124	4,124
Other liabilities	80	0
Stockholders’ equity	43,895	42,641
Total liabilities and stockholders’ equity	$ 48,099	$ 46,765